Summary of Material Accounting Policies (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2025 AUD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025
Summary of Material Accounting Policies [Line Items]
Number of reportable segments			2
Rebates percentage			15.00%
Aggregate percentage			100.00%
Bottom of range [member]
Summary of Material Accounting Policies [Line Items]
Term of vest grand			1 year
Top of range [member]
Summary of Material Accounting Policies [Line Items]
Term of vest grand			5 years
Subsequent Event [Member]
Summary of Material Accounting Policies [Line Items]
Proceeds from research and development	$ 2,809,177	$ 1,822,322